N-6	Apr. 28, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	RiverSource of New York Account 8
Entity Central Index Key	0000817132
Entity Investment Company Type	N-6
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
RVS Survivorship VUL NY
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
If you surrender your policy for its full Cash Surrender Value, or the policy
Lapses, during the first 7 years and for 7 years after requesting an increase in the Specified Amount, you will incur a Surrender Charge. The
Surrender Charges are set based on various factors such as the Insureds’
Insurance Ages (or Attained Insurance Ages at the time of a requested increase in the Specified Amount), Risk Classifications and the number of years the policy has been in force (or for the number of years from the effective date of an increase in Specified Amount). The maximum initial
Surrender Charge rate that would be charged on any policy would be
$49.500 per $1,000 of initial Specified Amount.  Therefore, if a Full
Surrender occurs on a policy that was issued with a $1,000,000 initial
Specified Amount, the maximum initial Surrender Charge would be
$49,500 which is 49.500 times $1,000,000 divided by 1,000.  This
Surrender Charge for the initial Specified Amount will decrease monthly until it is zero at the end of the seventh policy year.
The Surrender Charges that apply to your policy are shown under the Policy
Data page of your policy.
Fee Tables Transaction Fees Base Policy Charges
Transaction Charges
In addition to Surrender Charges, you may also incur charges on other transactions, such as a premium expense charge, partial Surrender
Charge, express mail fee, electronic fund transfer fee, and fees imposed when exercising your rights under the Overloan Protection Benefit and the
Policy Split Option Rider. If you take a loan against the policy, you will be charged a loan interest rate on any outstanding balance until the loan is paid off.
Fee Tables
Ongoing Fees and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of the Accounting Value Increase Rider and the Four-Year Term rider if they are elected as optional benefits available under the policy. Such fees and expenses are set based on various factors such as the Insureds’ Risk
Classifications, Issue Ages, genders and the number of years the policy is in force. You should review the rates, fees and charges under the Policy
Data page of your policy.
You will also bear expenses associated with the Funds offered under the policy, as shown in the following table:
				Fee Tables Transaction Fees Base Policy Charges
	Annual Fee	Minimum	Maximum
	Underlying Fund options (Funds fees and expenses)(1)	0.26%	2.07%
	(1) As a percentage of fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your policy for its full Cash Surrender Value, or the policy
Lapses, during the first 7 years and for 7 years after requesting an increase in the Specified Amount, you will incur a Surrender Charge. The
Surrender Charges are set based on various factors such as the Insureds’
Insurance Ages (or Attained Insurance Ages at the time of a requested increase in the Specified Amount), Risk Classifications and the number of years the policy has been in force (or for the number of years from the effective date of an increase in Specified Amount). The maximum initial
Surrender Charge rate that would be charged on any policy would be
$49.500 per $1,000 of initial Specified Amount.  Therefore, if a Full
Surrender occurs on a policy that was issued with a $1,000,000 initial
Specified Amount, the maximum initial Surrender Charge would be
$49,500 which is 49.500 times $1,000,000 divided by 1,000.  This
Surrender Charge for the initial Specified Amount will decrease monthly until it is zero at the end of the seventh policy year.
The Surrender Charges that apply to your policy are shown under the Policy
Data page of your policy.
Fee Tables Transaction Fees Base Policy Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Other Amount) Maximum [Percent]	49.50%
Surrender Charge Example Maximum [Dollars]	$ 49,500
Transaction Charges [Text Block]
Transaction Charges
In addition to Surrender Charges, you may also incur charges on other transactions, such as a premium expense charge, partial Surrender
Charge, express mail fee, electronic fund transfer fee, and fees imposed when exercising your rights under the Overloan Protection Benefit and the
Policy Split Option Rider. If you take a loan against the policy, you will be charged a loan interest rate on any outstanding balance until the loan is paid off.
Fee Tables

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of the Accounting Value Increase Rider and the Four-Year Term rider if they are elected as optional benefits available under the policy. Such fees and expenses are set based on various factors such as the Insureds’ Risk
Classifications, Issue Ages, genders and the number of years the policy is in force. You should review the rates, fees and charges under the Policy
Data page of your policy.
You will also bear expenses associated with the Funds offered under the policy, as shown in the following table:
				Fee Tables Transaction Fees Base Policy Charges
	Annual Fee	Minimum	Maximum
	Underlying Fund options (Funds fees and expenses)(1)	0.26%	2.07%
	(1) As a percentage of fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.26%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.07%
Investment Options Footnotes [Text Block]	(1) As a percentage of fund assets.
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this policy including loss of principal.	Principal Risks
Not a Short-Term Investment
The policy is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash.
The policy is a long-term investment that is primarily intended to provide a death benefit that we pay to the Beneficiary upon the last surviving
Insured’s death.
Your policy has little or no Cash Surrender Value in the early policy years.
During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy.
Your ability to take Partial Surrenders is limited. You cannot take Partial
Surrenders during the first policy year.
Principal Risks
Risks Associated with Investment Options
An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy. Each investment option
(including the Fixed Account) has its own unique risks. You should review the investment options before making an investment decision. If the death benefit is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience.
Principal Risks The Variable Account and the Funds
Insurance Company Risks
An investment in the policy is subject to the risks related to RiverSource
Life Insurance Co. of New York ("RiverSource Life of NY"). Any obligations
(including under the Fixed Account) or guarantees and benefits of the policy that exceed the assets of the Variable Account are subject to RiverSource
Life of NY’s claims-paying ability. If RiverSource Life of NY experiences financial distress, RiverSource Life of NY may not be able to meet their obligations to you. More information about RiverSource Life of NY, including their financial strength ratings, is available by contacting
RiverSource Life of NY at 1-800-541-2251.
Additional information regarding the financial strength of RiverSource Life of NY can be accessed at: strengthandsoundness.com.
Principal Risks The General Account
Policy Lapse
Insufficient premium payments, fees and expenses, poor investment performance, full and Partial Surrenders, and unpaid loans or loan interest may cause the policy to Lapse. There is a cost associated with reinstating a Lapsed policy. Death benefits will not be paid if the policy has Lapsed.
Your policy may not Lapse if the No Lapse Guarantee is in effect. Also, your policy enters a grace period before Lapsing, allowing you additional time to pay the amount required to keep the policy in force.
Keeping the Policy in Force

Investment Restrictions [Text Block]	We reserve any right to limit transfers of value from a Subaccount to one or more Subaccounts or to the Fixed Account to five per policy year, and we may suspend or modify this transfer privilege at any time with any necessary approval of the Securities and Exchange Commission.• Your transfers among the Subaccounts are subject to policies designed to deter market timing.• The minimum transfer amount from an investment option is $50, if automated, and $250 by mail or telephone.• On the youngest Insured’s Attained Insurance Age 120 anniversary, any Policy Value in the Subaccounts will be transferred to the Fixed Account and may not be transferred to any Subaccount.• You may only transfer between Subaccounts and the Fixed Account on a Policy Anniversary, unless you automate such transfers.• We reserve the right to close, merge or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds. We will obtain any necessary approval of the Securities and Exchange Commission.• We generally limit premium payments in excess of $1,000,000.
Optional Benefit Restrictions [Text Block]	The Four-Year Term rider (FYT), Policy Split Option Rider (PSO), and the Accounting Value Increase Rider (AVIR) are only available at policy issuance.• The FYT and PSO are not available for all Insurance Ages or Risk Classifications that would be insured under the base policy.• The FYT, PSO, and AVIR have termination dates prior to the termination date of the base policy.• The PSO, AVIR and Overloan Protection Benefit (OPB) have certain conditions that must be satisfied to exercise the benefit of these riders.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.• If your policy is a modified endowment contract, you may have to pay a 10% tax penalty if you take a withdrawal of earnings before age 59½.
Investment Professional Compensation [Text Block]	In general, we pay selling firms and their sales representatives compensation for selling the policy.In addition to commissions, we may, in order to promote sales of the policies, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. Selling firms and their sales representatives may have a financial incentive to recommend the policy over another investment.
Exchanges [Text Block]	If you already own an insurance policy, some financial representatives may have a financial incentive to offer you a new policy in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the policy. Please refer to your Policy Data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy or transfer cash value between investment options.Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)(a)	When you pay premium.	8% of each premium payment.

Premium Taxes	When you pay premium as part of the premium expense charge.	A portion of the premium expense charge is used to pay state premium taxes imposed on us by state and governmental subdivisions. See discussion under “Premium Expense Charge.”

Maximum Deferred Sales Charge (Load)(b)	When you surrender your policy for its full Cash Surrender Value, or the policy Lapses, during the first seven years and for seven years after requesting an increase in the Specified Amount.	Rate per $1,000 of initial Specified Amount:
Minimum: $13.010 — Female, Standard NonTobacco, Insurance Age 20; Male, Standard NonTobacco, Insurance Age20.
Maximum: $49.500 — Female, Standard Tobacco, Insurance Age 85; Male, Standard Tobacco, Insurance Age 85.
Representative Insured: $24.680 — Female, Super Preferred, Nontobacco, Age 55; Male, Standard Nontobacco, Insurance Age55.

Other Surrender Fees(c)	When you surrender part of the value of your policy.	The lesser of:
•$25; or
•2% of the amount surrendered.

Transfer Fees	N/A	N/A

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and Proceeds are sent by express mail or electronic fund transfer.	•$30 — United States.
•$35 — International.

Interest Rate on Loans(d)	Charged daily and due at the end of the policy year.	•3% for policy years 1-10;
•1% for policy years 11+

Overloan Protection Benefit (OPB)	Upon exercise of the benefit.	3% of the Policy Value

Policy Split Option Rider (PSO)	Upon exercise of the benefit.	$250

(a)We call this the premium expense charge in other places in this prospectus.(b)We call this a Surrender Charge in other places in this prospectus, and it decreases monthly until it is zero at the end of the seventh policy year. This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(c)We call this the partial Surrender Charge in other places in this prospectus.(d)The loan interest rate charged is offset by the minimum guaranteed rate of interest rate of 1.00% earned on the Fixed Account that is credited on the loan collateral.The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.Periodic Charges Other than Annual Fund Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charge	Monthly.	$10 per month for initial Specified Amounts below $2,000,000.

Cost of Insurance(a)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.00000 — Female, Super Preferred, Nontobacco Insurance Age 20; Female, Super Preferred, Nontobacco, Insurance Age 20; Duration1.
Maximum: $49.1165 — Male, Standard Tobacco, Insurance Age 85; Male, Standard Tobacco, Insurance Age85,Duration35.

Representative Insured: $0.00001 — Female, Super Preferred, Nontobacco, Insurance Age 55; Male, Standard, Nontobacco, Age 55: Duration1.

Administrative Charge(a)	Monthly.	Rate per $1,000 of initial Specified Amount:
Minimum: $0.056 — Female, Super Preferred Nontobacco, Insurance Age 20; Female, Super Preferred Nontobacco, Insurance Age 20; Durations 1-10.
Maximum: $0.690; Male, Standard Tobacco, Age 85; Male, Standard Tobacco, Insurance Age 85; Durations 1-10

Representative Insured: Female, Super Preferred Nontobacco, Age 55; Male, Standard Nontobacco, Insurance Age55.
Current: $0.252 per month, Durations 1-10.

Mortality and Expense Risk Charge	Monthly.	Annual rate of 0.00% applied monthly to the Variable Account Value.

Optional Benefit Charges:

Accounting Value Increase Rider (AVIR)(a)	Monthly.	Monthly rate per $1,000 of initial Specified Amount:
Minimum: $0.0309 — Female, Nontobacco, Insurance Age 85; Male, Nontobacco, Insurance Age85
Maximum: $0.0475— Female, Nontobacco, Insurance Ages 35-55; Male, Nontobacco, Insurance Ages 35-55;

Representative Insured: $0.0475 — Female, Nontobacco, Insurance Age 55; Male, Nontobacco, Insurance Age55.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.Periodic Charges Other than Annual Fund Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Four-Year Term Insurance Rider (FYT)(a)(b)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.00000 — Female, Super Preferred, Nontobacco, Insurance Age 20; Female, Super Preferred, Nontobacco, Insurance Age 20; Duration1.
Maximum: $ 3.24563 — Male, Standard Tobacco, Insurance Age 85; Male, Standard Tobacco, Insurance Age 85; Duration4.

Representative Insured: $0.00001 – Female, Super Preferred Nontobacco, Insurance Age 55; Male, Standard Nontobacco, Age 55; Duration1.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(b)This rider will terminate if one of the following circumstances occurs: (1) four-year Anniversary date shown in the policy; or (2) if the PSO rider is exercised.Total Annual Operating Expenses of the FundsThe next table provides the minimum and maximum total operating expenses charged by the underlying Funds(1) that you may pay periodically during the time that you own the policy. A complete list of Funds available under the policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Contract.
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.26	2.07
(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Transaction Expenses [Table Text Block]	Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum Sales Charge Imposed on Premiums (Load)(a)	When you pay premium.	8% of each premium payment.

Premium Taxes	When you pay premium as part of the premium expense charge.	A portion of the premium expense charge is used to pay state premium taxes imposed on us by state and governmental subdivisions. See discussion under “Premium Expense Charge.”

Maximum Deferred Sales Charge (Load)(b)	When you surrender your policy for its full Cash Surrender Value, or the policy Lapses, during the first seven years and for seven years after requesting an increase in the Specified Amount.	Rate per $1,000 of initial Specified Amount:
Minimum: $13.010 — Female, Standard NonTobacco, Insurance Age 20; Male, Standard NonTobacco, Insurance Age20.
Maximum: $49.500 — Female, Standard Tobacco, Insurance Age 85; Male, Standard Tobacco, Insurance Age 85.
Representative Insured: $24.680 — Female, Super Preferred, Nontobacco, Age 55; Male, Standard Nontobacco, Insurance Age55.

Other Surrender Fees(c)	When you surrender part of the value of your policy.	The lesser of:
•$25; or
•2% of the amount surrendered.

Transfer Fees	N/A	N/A

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and Proceeds are sent by express mail or electronic fund transfer.	•$30 — United States.
•$35 — International.

Interest Rate on Loans(d)	Charged daily and due at the end of the policy year.	•3% for policy years 1-10;
•1% for policy years 11+

Overloan Protection Benefit (OPB)	Upon exercise of the benefit.	3% of the Policy Value

Policy Split Option Rider (PSO)	Upon exercise of the benefit.	$250

(a)We call this the premium expense charge in other places in this prospectus.(b)We call this a Surrender Charge in other places in this prospectus, and it decreases monthly until it is zero at the end of the seventh policy year. This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(c)We call this the partial Surrender Charge in other places in this prospectus.(d)The loan interest rate charged is offset by the minimum guaranteed rate of interest rate of 1.00% earned on the Fixed Account that is credited on the loan collateral.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)(a)
Sales Load, When Deducted [Text Block]	When you pay premium.
Sales Load (of Premium Payments), Maximum [Percent]	8.00%
Premium Taxes, Description [Text Block]	Premium Taxes
Premium Taxes, When Deducted [Text Block]	When you pay premium as part of the premium expense charge.
Premium Taxes, Footnotes [Text Block]	A portion of the premium expense charge is used to pay state premium taxes imposed on us by state and governmental subdivisions. See discussion under “Premium Expense Charge.”
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)(b)
Deferred Sales Charge, When Deducted [Text Block]	When you surrender your policy for its full Cash Surrender Value, or the policy Lapses, during the first seven years and for seven years after requesting an increase in the Specified Amount.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	49.50%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	13.01%
Deferred Sales Load, Footnotes [Text Block]	Representative Insured: $24.680 — Female, Super Preferred, Nontobacco, Age 55; Male, Standard Nontobacco, Insurance Age55.
Other Surrender Fees, Description [Text Block]	Other Surrender Fees(c)
Other Surrender Fees, When Deducted [Text Block]	When you surrender part of the value of your policy.
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fees
Periodic Charges [Table Text Block]	Periodic Charges Other than Annual Fund Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Base Policy Charge	Monthly.	$10 per month for initial Specified Amounts below $2,000,000.

Cost of Insurance(a)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.00000 — Female, Super Preferred, Nontobacco Insurance Age 20; Female, Super Preferred, Nontobacco, Insurance Age 20; Duration1.
Maximum: $49.1165 — Male, Standard Tobacco, Insurance Age 85; Male, Standard Tobacco, Insurance Age85,Duration35.

Representative Insured: $0.00001 — Female, Super Preferred, Nontobacco, Insurance Age 55; Male, Standard, Nontobacco, Age 55: Duration1.

Administrative Charge(a)	Monthly.	Rate per $1,000 of initial Specified Amount:
Minimum: $0.056 — Female, Super Preferred Nontobacco, Insurance Age 20; Female, Super Preferred Nontobacco, Insurance Age 20; Durations 1-10.
Maximum: $0.690; Male, Standard Tobacco, Age 85; Male, Standard Tobacco, Insurance Age 85; Durations 1-10

Representative Insured: Female, Super Preferred Nontobacco, Age 55; Male, Standard Nontobacco, Insurance Age55.
Current: $0.252 per month, Durations 1-10.

Mortality and Expense Risk Charge	Monthly.	Annual rate of 0.00% applied monthly to the Variable Account Value.

Optional Benefit Charges:

Accounting Value Increase Rider (AVIR)(a)	Monthly.	Monthly rate per $1,000 of initial Specified Amount:
Minimum: $0.0309 — Female, Nontobacco, Insurance Age 85; Male, Nontobacco, Insurance Age85
Maximum: $0.0475— Female, Nontobacco, Insurance Ages 35-55; Male, Nontobacco, Insurance Ages 35-55;

Representative Insured: $0.0475 — Female, Nontobacco, Insurance Age 55; Male, Nontobacco, Insurance Age55.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.Periodic Charges Other than Annual Fund Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Four-Year Term Insurance Rider (FYT)(a)(b)	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.00000 — Female, Super Preferred, Nontobacco, Insurance Age 20; Female, Super Preferred, Nontobacco, Insurance Age 20; Duration1.
Maximum: $ 3.24563 — Male, Standard Tobacco, Insurance Age 85; Male, Standard Tobacco, Insurance Age 85; Duration4.

Representative Insured: $0.00001 – Female, Super Preferred Nontobacco, Insurance Age 55; Male, Standard Nontobacco, Age 55; Duration1.

(a)This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.(b)This rider will terminate if one of the following circumstances occurs: (1) four-year Anniversary date shown in the policy; or (2) if the PSO rider is exercised.
Insurance Cost, Description [Text Block]	Cost of Insurance(a)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Representative Insured: $0.00001 — Female, Super Preferred, Nontobacco, Insurance Age 55; Male, Standard, Nontobacco, Age 55: Duration1.
Insurance Cost (of Face Amount), Maximum [Percent]	49.1165%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00%
Annual Maintenance Fee, Description [Text Block]	Base Policy Charge
Annual Maintenance Fee, When Deducted [Text Block]	Monthly.
Annual Maintenance Fee, Maximum [Dollars]	$ 10
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly.
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.00%
Administrative Expenses, Description [Text Block]	Administrative Charge(a)
Administrative Expenses, When Deducted [Text Block]	Monthly.
Administrative Expenses, Representative Investor [Text Block]	Representative Insured: Female, Super Preferred Nontobacco, Age 55; Male, Standard Nontobacco, Insurance Age55.
Administrative Expense (of Face Amount), Maximum [Percent]	0.69%
Administrative Expense (of Face Amount), Current [Percent]	0.252%
Administrative Expense (of Face Amount), Minimum [Percent]	0.056%
Annual Portfolio Company Expenses [Table Text Block]	Total Annual Operating Expenses of the FundsThe next table provides the minimum and maximum total operating expenses charged by the underlying Funds(1) that you may pay periodically during the time that you own the policy. A complete list of Funds available under the policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Contract.
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.26	2.07
(1)Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.26%
Portfolio Company Expenses Maximum [Percent]	2.07%
Portfolio Company Expenses, Footnotes [Text Block]	Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the PolicyPolicy Risk and What It Means Risks of Poor Investment Performance. If you direct your Net Premiums or transfer your Policy’s Value to a Subaccount that drops in value: •You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the Subaccounts of the Variable Account. •If the death benefit option is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience (but at no time will it be less than the Specified Amount). •Your policy could Lapse due to adverse investment experience if the NLG is in not effect and you do not pay the premiums needed to maintain coverage. The Policy is Unsuitable as a Short-term Savings Vehicle. The policy is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is a long-term investment that provides a death benefit that we pay to the Beneficiary upon the last surviving Insured’s death. Your policy has little or no Cash Surrender Value in the early policy years. Surrender Charges apply to this policy for the first seven years. A new maximum Surrender Charge schedule will apply to any additional Specified Amount for seven years after an increase in Specified Amount. Surrender Charges can significantly reduce Policy Values. During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy. Your ability to take partial surrenders is limited. You cannot take partial surrenders during the first policy year. Risks of Policy Lapse. If you do not pay the premiums needed to maintain coverage: •We will not pay a death benefit if your policy Lapses. •Also, the Lapse may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.") Your policy may Lapse due to Surrender Charges. •Surrender Charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly Lapse, which may have adverse tax consequences, see "Possibility of Adverse Tax Consequences."). A partial surrender will reduce the Policy Value and the death benefit and may terminate the NLG. If you take a loan against your policy. •Taking a loan increases the risk of: —policy Lapse (which may have adverse tax consequences, see "Possibility of Adverse Tax Consequences."); —a permanent reduction of Policy Value; —reducing the death benefit. •Taking a loan may also terminate the NLG. Your policy can Lapse due to poor investment performance. •Your policy could Lapse due to adverse investment experience if the NLG is not in effect and you do not pay the premiums needed to maintain coverage. •The Lapse may have adverse tax consequences (See "Possibility of Adverse Tax Consequences."). Exchange/Replacement Risk. You exchange or replace another policy to buy this one. •You may pay Surrender Charges on the old policy. •The new policy has Surrender Charges, which may extend beyond those in the old policy. •The new policy’s Surrender Charges may be higher than the Surrender Charges in old policy. •You may be subject to new incontestability and suicide periods on the new policy. •You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy. •If a partial surrender is taken prior to the exchange, you may have adverse tax consequences. •The exchange may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.") You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy. •If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy Lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.") Policy Risk and What It Means (continued)•If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.") Limitations on Access to Cash Value Through Withdrawals. Your ability to take partial surrenders is limited. You cannot take partial surrenders during the first policy year. Possibility of Adverse Tax Consequences. A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, excess funding or certain changes you make to the policy may cause it to become a MEC. •Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings. If you exchange or replace another policy to buy this one. •If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total Policy Value (before reductions for outstanding loans, if any) exceeds your investment in the old policy. •If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total Policy Value (before reductions for the outstanding loan) exceeds your investment in the old policy. •The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”. •The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes. If your policy Lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost. •You will be taxed on any earnings in the policy. Generally, a policy has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract. •For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon Lapse or surrender of the policy. •For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy. The investments in the Subaccount are not adequately diversified. •If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code). Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time. •You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits. •For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy. •Typically, changes of this type are prospective only, but some or all of the attributes could be affected. The IRS may determine that you are the Owner of the Fund shares held by our Variable Account. •You may be taxed on the income of each Subaccount to the extent of your interest in the Subaccount. Fund Risks. A comprehensive discussion of the risks of each Fund in which the Subaccounts invest may be found in each Fund’s prospectus. Please refer to the prospectuses for the Funds for more information. The investment advisers cannot guarantee that the Funds will meet their investment objectives. Market Risk. Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. •You may experience loss in Policy Value due to factors that affect the overall performance of the financial markets.Financial Strength and Claims Paying Ability Risk. All insurance benefits, including the death benefit, and all guarantees, including those related to the Fixed Account, are general account obligations that are subject to the financial strength and claims paying ability of RiverSource of New York. Policy Risk and What It Means (continued)Cyber Security and Systems Integrity. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your policy, your privacy, your ability to conduct transactions on your policy, or your ability to receive timely service from us. There can be no assurance that we, the underlying Funds in your policy, or our other business partners will avoid losses affecting your policy due to any successful cyber-attacks or information security breaches. Conflict of Interest Risks Related to Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several Fund of funds, including managed volatility Funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These Funds invest in other registered mutual funds. In providing investment advisory services for the Funds and the underlying funds in which those Funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying Funds and may provide other services in connection with such underlying Funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying Fund. Managed Volatility Funds’ Risks. Managed volatility Funds employ a strategy designed to reduce overall volatility and downside risk. These Funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts. Conflicts may arise because the manner in which these Funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility Funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in less gain in your Policy Value during rising markets with higher volatility when compared to Funds not employing a managed volatility strategy. Although an investment in the managed volatility Funds may mitigate declines in your Policy Value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your Policy Value during periods of positive performance by the equity markets. There is no guarantee that any of the Funds’ strategies will be successful. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility Funds.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Proceeds Payable Upon Death If the Insured dies while the policy is in force, we will pay a benefit to the Beneficiary of the policy when the last surviving Insured dies. The amount payable is the death benefit amount minus any Indebtedness as of the Death Benefit Valuation Date. Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the youngest Insured’s Attained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Specified Amount; or •a percentage of the Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest Insured’s Attained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Policy Value plus the Specified Amount; or •a percentage of Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.Option 3 (return of premium, subject to a limit): Under the Option 3 death benefit, if death is prior to or on the youngest Insured’s Attained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: 1.the lesser of: •the Specified Amount plus premiums paid, less Partial Surrenders and any Partial Surrender fees; or •the Death Benefit Option 3 Limit shown under Policy Data; or 2.a percentage of the Policy Value. The percentage is designed to ensure the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to the Policy Value for your policy to qualify as life insurance.
Example	Option 1	Option 2	Option 3
Specified Amount	$100,000	$100,000	$100,000
Policy Value	$5,000	$5,000	$5,000
Premiums paid	$4,000	$4,000	$4,000
Death benefit	$100,000	$105,000	$104,000
Policy Value increases to	$8,000	$8,000	$8,000
Death benefit	$100,000	$108,000	$104,000
Policy Value decreases to	$3,000	$3,000	$3,000
Death benefit	$100,000	$103,000	$104,000
If you want to have premium payments reflected in the form of an increasing death benefit, subject to a limit, you should consider Option 3. If you want your death benefit to include the policy Specified Amount and Policy Value, you should consider Option 2. If you are satisfied with the Specified Amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our Net Amount at Risk is generally lower; for this reason, the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the Policy Value.Under all death benefit options, if death is on or after the youngest Insured’s Attained Insurance Age 120 Policy Anniversary, the death benefit amount will be the greater of: •the death benefit on the youngest Insured’s Attained Insurance Age 120 anniversary, minus any partial surrenders and partial surrender fees occurring after the youngest Insured’s Attained Insurance Age 120 anniversary; or •the Policy Value on the date of death of the last surviving Insured. Change in Death Benefit Option Prior to the youngest Insured’s Attained Insurance Age 120 anniversary, you may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the Specified Amount. You do not need to provide additional evidence of insurability. If you change from Option 1 to Option 2: The Specified Amount will decrease by an amount equal to the Policy Value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting Specified Amount would fall below the minimum amount shown in the policy. If you change from Option 2 to Option 1: The Specified Amount will increase by an amount equal to the Policy Value on the effective date of the change. If you change from Option 3 to Option 1: The Specified Amount will be the Option 3 death benefit on the effective date of the change. You may not change from Option 1 or Option 2 to Option 3, or from Option 3 to Option 2. An increase or decrease in Specified Amount resulting from a change in the death benefit option will affect the following: •Monthly deduction because the cost of insurance charges depends upon the Specified Amount. •Charges for the optional Four-Year Term Insurance rider will decrease if the death benefit option change results in a decrease in the rider Specified Amount. The Surrender Charge will not be affected. We reserve the right to decline to make any death benefit option change that we determine would cause the policy to fail to qualify as life insurance under applicable tax laws.Changes in Specified Amount Subject to certain limitations, you may make a written request to increase or decrease the Specified Amount.Increases: If you increase the Specified Amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the youngest Insured’s Attained Insurance Age 85. We will have two years from the effective date of an increase in Specified Amount to contest the truth of statements or representations in the application for the increase in Specified Amount. If the last surviving Insured commits suicide within two years from the effective date of any increase in Specified Amount which requires proof of insurability, the amount payable by us with respect to the increased coverage will be limited to the monthly deductions for such additional Specified Amount. An increase in the Specified Amount will have the following effect on policy costs: •Your monthly deduction will increase because the cost of insurance charge depends upon the Specified Amount. •The NLG premiums will increase. •The administrative charge will increase. •The Surrender Charge will increase. A new schedule of Surrender Charges will apply to the amount of any increase in the Specified Amount. At the time of the increase in Specified Amount, the Cash Surrender Value of your policy must be sufficient to pay the monthly deduction on the next Monthly Date. The increased Surrender Charge will reduce the Cash Surrender Value. If the remaining Cash Surrender Value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will Lapse unless the NLG is in effect. Decreases: After the first policy year, you may decrease the Specified Amount subject to all of the following limitations: •Only one decrease per policy year is allowed. •We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code. •After the decrease, the Specified Amount may not be less than the minimum amount shown in the policy. The minimum amounts shown in the policy are: •In policy years 2-5, the Specified Amount remaining after the decrease may not be less than 75% of the initial Specified Amount. •In policy years 6-10, the Specified Amount remaining after the decrease may not be less than 50% of the initial Specified Amount. •In policy years 11-15, the Specified Amount remaining after the decrease may not be less than 25% of the initial Specified Amount. •In policy years 16+, the Specified Amount remaining after the decrease must be at least $1,000. The effective date of any decrease in Specified Amount is the Monthly Date on or next following the date we receive your request. No Surrender Charge is imposed when you request a decrease in the Specified Amount. Each increase in Specified Amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase. Example This example assumes an initial Specified Amount of $100,000. In policy year 6, you increase the initial Specified Amount by $100,000. The current Specified Amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current Specified Amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the Specified Amount after this decrease is $125,000, computed as follows:
Maximum reduction in initial Specified Amount in policy year 10:	$100,000 X .50 =	$50,000
Maximum reduction in increase in Specified Amount during the fourth policy year of increase:	$100,000 X .25 =	+25,000
Maximum permitted reduction in current Specified Amount:		$75,000
Current Specified Amount before reduction:		$200,000
Minus maximum permitted reduction in current Specified Amount:		–75,000
Specified Amount after reduction		$125,000
A decrease in Specified Amount will affect your costs as follows: •Your monthly deduction will decrease because the cost of insurance charge depends upon the Specified Amount. •Charges for the optional Four-Year Term Insurance rider will decrease if the decrease in the policy Specified Amount results in a decrease in the rider Specified Amount. •The NLG premiums will decrease. •The administrative charge will not change. •The Surrender Charge will not change. We will deduct decreases in the Specified Amount from the current Specified Amount in this order: •First from the initial Specified Amount when the policy was issued, and •Then from the increases successively following the initial Specified Amount. This procedure may affect the cost of insurance if we have applied different Risk Classifications to the current Specified Amount. Misstatement of Age or Sex If either Insured’s age or sex has been misstated, the Proceeds payable upon death will be: •the Policy Value on the date of death; plus •the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus •the amount of any outstanding Indebtedness on the date of death.Suicide In the event of suicide by the last surviving Insured, whether sane or insane within two years from the Policy Date, the only amount payable by us will be the premiums paid, minus any Indebtedness and partial surrenders. If the last surviving Insured commits suicide, whether sane or insane within two years, or any shorter period as may be required by applicable law, from the effective date of any increase in Specified Amount or any rider attached to the policy, then the amount payable will be limited to the monthly deductions for such additional Specified Amount or rider.Beneficiary Initially, the Beneficiary will be the person you designate in your application for the policy. You may change the Beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a Beneficiary, or if the designated Beneficiary dies before the last surviving Insured, the Beneficiary will be you, if living. If you are not living, the Beneficiary will be your estate.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Change in Death Benefit Option Prior to the youngest Insured’s Attained Insurance Age 120 anniversary, you may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the Specified Amount. You do not need to provide additional evidence of insurability. If you change from Option 1 to Option 2: The Specified Amount will decrease by an amount equal to the Policy Value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting Specified Amount would fall below the minimum amount shown in the policy. If you change from Option 2 to Option 1: The Specified Amount will increase by an amount equal to the Policy Value on the effective date of the change. If you change from Option 3 to Option 1: The Specified Amount will be the Option 3 death benefit on the effective date of the change. You may not change from Option 1 or Option 2 to Option 3, or from Option 3 to Option 2. An increase or decrease in Specified Amount resulting from a change in the death benefit option will affect the following: •Monthly deduction because the cost of insurance charges depends upon the Specified Amount. •Charges for the optional Four-Year Term Insurance rider will decrease if the death benefit option change results in a decrease in the rider Specified Amount. The Surrender Charge will not be affected. We reserve the right to decline to make any death benefit option change that we determine would cause the policy to fail to qualify as life insurance under applicable tax laws.Changes in Specified Amount Subject to certain limitations, you may make a written request to increase or decrease the Specified Amount.Increases: If you increase the Specified Amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the youngest Insured’s Attained Insurance Age 85. We will have two years from the effective date of an increase in Specified Amount to contest the truth of statements or representations in the application for the increase in Specified Amount. If the last surviving Insured commits suicide within two years from the effective date of any increase in Specified Amount which requires proof of insurability, the amount payable by us with respect to the increased coverage will be limited to the monthly deductions for such additional Specified Amount. An increase in the Specified Amount will have the following effect on policy costs: •Your monthly deduction will increase because the cost of insurance charge depends upon the Specified Amount. •The NLG premiums will increase. •The administrative charge will increase. •The Surrender Charge will increase. A new schedule of Surrender Charges will apply to the amount of any increase in the Specified Amount. At the time of the increase in Specified Amount, the Cash Surrender Value of your policy must be sufficient to pay the monthly deduction on the next Monthly Date. The increased Surrender Charge will reduce the Cash Surrender Value. If the remaining Cash Surrender Value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will Lapse unless the NLG is in effect. Decreases: After the first policy year, you may decrease the Specified Amount subject to all of the following limitations: •Only one decrease per policy year is allowed. •We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code. •After the decrease, the Specified Amount may not be less than the minimum amount shown in the policy. The minimum amounts shown in the policy are: •In policy years 2-5, the Specified Amount remaining after the decrease may not be less than 75% of the initial Specified Amount. •In policy years 6-10, the Specified Amount remaining after the decrease may not be less than 50% of the initial Specified Amount. •In policy years 11-15, the Specified Amount remaining after the decrease may not be less than 25% of the initial Specified Amount. •In policy years 16+, the Specified Amount remaining after the decrease must be at least $1,000. The effective date of any decrease in Specified Amount is the Monthly Date on or next following the date we receive your request. No Surrender Charge is imposed when you request a decrease in the Specified Amount. Each increase in Specified Amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase. Example This example assumes an initial Specified Amount of $100,000. In policy year 6, you increase the initial Specified Amount by $100,000. The current Specified Amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current Specified Amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the Specified Amount after this decrease is $125,000, computed as follows:
Maximum reduction in initial Specified Amount in policy year 10:	$100,000 X .50 =	$50,000
Maximum reduction in increase in Specified Amount during the fourth policy year of increase:	$100,000 X .25 =	+25,000
Maximum permitted reduction in current Specified Amount:		$75,000
Current Specified Amount before reduction:		$200,000
Minus maximum permitted reduction in current Specified Amount:		–75,000
Specified Amount after reduction		$125,000
A decrease in Specified Amount will affect your costs as follows: •Your monthly deduction will decrease because the cost of insurance charge depends upon the Specified Amount. •Charges for the optional Four-Year Term Insurance rider will decrease if the decrease in the policy Specified Amount results in a decrease in the rider Specified Amount. •The NLG premiums will decrease. •The administrative charge will not change. •The Surrender Charge will not change. We will deduct decreases in the Specified Amount from the current Specified Amount in this order: •First from the initial Specified Amount when the policy was issued, and •Then from the increases successively following the initial Specified Amount. This procedure may affect the cost of insurance if we have applied different Risk Classifications to the current Specified Amount.
Charges and Contract Values, Note (N-6) [Text Block]	If you want to have premium payments reflected in the form of an increasing death benefit, subject to a limit, you should consider Option 3. If you want your death benefit to include the policy Specified Amount and Policy Value, you should consider Option 2. If you are satisfied with the Specified Amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our Net Amount at Risk is generally lower; for this reason, the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the Policy Value.Under all death benefit options, if death is on or after the youngest Insured’s Attained Insurance Age 120 Policy Anniversary, the death benefit amount will be the greater of: •the death benefit on the youngest Insured’s Attained Insurance Age 120 anniversary, minus any partial surrenders and partial surrender fees occurring after the youngest Insured’s Attained Insurance Age 120 anniversary; or •the Policy Value on the date of death of the last surviving Insured.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Contract In addition to the standard death benefit(s) associated with your contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Four-Year Term Insurance Rider (FYT)	FYT provides a Specified Amount of insurance. The FYT death benefit is paid if both Insureds die during the first four policy years.	Optional
•FYT is only available at issue.
• FYT automatically terminates on the
four-year Policy Anniversary of the
policy.
• FYT is not available if either Insured
is older than 85 or have certain
substandard Risk Classifications.

Policy Split Option Rider (PSO)	PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each Insured.	Optional
•PSO is only available at issue.
• PSO is not available for Insureds in
certain Risk Classifications.
• Both Insureds must be between
Insurance Ages 20 – 75 at issue.
• If the policy and this rider are still in
force at the oldest Insureds’ 80th
insurance anniversary, this rider will
automatically terminate.

Overloan Protection Benefit (OPB)	Protects the policy from Lapsing as a result of the loan balance exceeding the Policy Value when certain conditions are met.	Standard
•OPB can only be exercised if the
death benefit option 1 is in effect.
• The policy must be in force for at
least 15 years before the OPB can be
exercised.
• The policy may not be in the grace
period to exercise the OPB.

Accounting Value Increase Rider (AVIR)	If the policy is fully surrendered while the policy is in force and prior to the expiration date of the rider, we will waive a portion of the Surrender Charge.	Optional
•This rider is only available in limited
situations, determined at time of
underwriting.
• The waiver does not apply to any
Surrender Charge due to increases in
Specified Amount, or to Partial
Surrenders.
• Surrender Charges will not be waived
if the policy is being surrendered in
exchange for a new insurance policy
or contract. However, if you exercise
your right to exchange the policy for
two individual policies under the
Policy Split Option Rider, Surrender
Charges on the surrender policy
would be waived.

Paid Up Insurance Option	You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the youngest Insured’s Attained Insurance Age120.	Optional
•When the Paid-Up Insurance option is
elected, you will forfeit all rights to
make future premium payments and
all riders will terminate.
• The paid-up insurance policy’s death
benefit amount, minus its Cash
Surrender Value, cannot be greater
than your current policy’s death
benefit, minus its Policy Value (both
as of the date of the paid-up
insurance policy’s purchase).

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Automated Transfers
Automated transfer arrangements allow
you to set up periodic transfers at a set
interval (i.e. monthly, quarterly, etc.)
from one investment option to one or
more investment option(s) under the
policy.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Automated Dollar-Cost Averaging (DCA)
A DCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under a DCA
arrangement, since you invest the same
amount each period, you automatically
acquire more units when market values
fall, fewer units when it rises. The
potential effect is to lower your average
cost per unit. There is no charge for
DCA.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Special Dollar-Cost Averaging (SDCA)
An SDCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under an SDCA
arrangement, Net Premiums and/or
Policy Value is allocated to the SDCA
portion of the Fixed Account. These
amounts are then subsequently
transferred, on a monthly basis and over
a 12-month period, to accounts
according to the premium allocation
currently in effect at the time of each
transfer. The potential effect of this
option is that it may allow you to lower
your average cost per unit. There is no
charge for SDCA.
Standard
•The Fixed Account is the source of
funds.
• The minimum SDCA transfer amount
is $50.
• If an SDCA transfer amount is
allocated to one or more
Subaccounts, you may not make a
transfer from those Subaccounts
back to the Fixed Account until the
next Policy Anniversary.

Asset Rebalancing
The asset rebalancing feature
automatically transfers Policy Value
between Subaccounts at set intervals
(i.e. monthly, quarterly, etc.) to
correspond to your chosen allocation
percentages among Subaccounts.
Standard
•The Policy Value reallocated must be
at least $2,000 at the time the asset
rebalancing is set up.
• Asset rebalancing does not apply to
Policy Value in the Fixed Accounts.
• Asset rebalancing must occur
quarterly, semiannually or annually.
• You must allow 30 days for us to
change any asset rebalancing
instructions that currently are in
place.

Additional Information About Optional Benefits When you purchase your policy, you may add any available optional benefits to your policy in the form of riders for an additional charge (unless otherwise noted). Four-Year Term Insurance Rider (FYT): The four-year term insurance rider provides a pre-specified death benefit to the Beneficiary if the last surviving Insured dies during the first four years of the policy. The rider automatically terminates on the policy’s four-year Policy Anniversary. The purpose of this rider is to cover the additional estate taxes that could become due if the policy is transferred to an irrevocable trust or to a third party within three years of purchase. The rider is not available if either Insured is older than age 85, would not be eligible for an individual life insurance product, or has a life expectancy of less than one year. The minimum rider death benefit available is $50,000. The maximum rider death benefit available is 1.22 times the sum of the base policy Specified Amount. The rider Specified Amount can be decreased (not below $50,000) once per year or dropped from the policy after issue, but the rider amount cannot be increased or a rider added once the policy has been issued. If the base policy Specified Amount is decreased at any time, or a change in death benefit option from 1 to 2 is made where the base policy Specified Amount is reduced, the rider Specified Amount will also be decreased so that it does not exceed 1.22 times the base policy Specified Amount. If a change in death benefit option 2 to 1 is made, and the base policy Specified Amount is increased, the rider Specified Amount will not be increased. If the PSO is exercised, the FYT will terminate. The FYT cannot be split or carried over to the new policies. The FYT will terminate on the earliest of the following: 1.The month and date on or next following receipt of your written request for coverage to end; or 2.The four-year Policy Anniversary, as shown under Policy Data; or 3.The date the policy terminates. Example: John and Jane Doe purchase a base policy with a $1,500,000 Specified Amount, death benefit option 1, and the Four-Year Term Insurance Rider (FYT) with a rider Specified Amount of $1,830,000, the maximum rider specified amount that can be purchased. If the last surviving Insured passes away prior to the end of the fourth policy year, the Proceeds payable will be $3,330,000 which is the sum of the base policy Specified Amount ($1,500,000) and the FYT Specified Amount ($1,830,000). If the last surviving Insured passes away in the fifth policy year or later, the Proceeds payable will be $1,500,000 which is the base policy Specified Amount. Policy Split Option Rider (PSO): The policy split option provides for the split of the policy into two individual plans of insurance, one on the life of each Insured, upon the occurrence of any of the following events: 1.divorce of the Insureds; or 2.the federal tax law is changed resulting in removal of the unlimited marital deduction or reduces by at least 50% the level of the estate taxes payable on death; or 3.there is a dissolution of a business partnership between the Insureds; or 4.there is a dissolution of a business conducted or owned by the Insureds. Both Insureds must be living at the time of the policy split. The policy split must be exercised no sooner than six months after a divorce and no later than one year after the divorce; within one year after an estate tax law change; or within six months of the dissolution of the business or partnership. If the split is exercised, the initial Specified Amount on each new policy will be 50% of the Specified Amount of the split policy, minus 50% of any Indebtedness. The new policies will be individual permanent life insurance products we are issuing at the time of the split. The Policy Value minus any Indebtedness will be split equally and applied as premium payments on the new policies. Both the Surrender Charges on the split policy and any premium expense charges on the new policies will be waived resulting in the total Policy Value less Indebtedness on the new policies to be the same as the Policy Value less indebtedness of the split policy. The new policies’ rates will be based on each Insured’s Attained Insurance Age and the Insureds’ Risk Classifications in the old policies. If the new policies are variable life insurance policies, the value of the new policies will be calculated using the Funds’ current net asset value. The total Policy Value less Indebtedness of the new policies will be the same as the Policy Value less indebtedness of the split policy. The PSO automatically terminates at the oldest Insured’s Attained Insurance Age 80. The PSO may terminate earlier at the request of the policy owner, death of one of the Insureds, or when the policy is split. Example: Jane and John Doe are married and purchase a base policy with a $1,500,000 Specified Amount and the Policy Split Option Rider (PSO). Both are Insurance Age 55. Jane qualifies for the super preferred non-tobacco risk class and John qualifies for the standard non-tobacco risk class. At the beginning of the 11th policy year, when John and Jane are both Attained Insurance Age 65, a final divorce decree is issued by a court. Seven months later, Jane and John exercise the PSO rider. Upon exercise, the $160,000 Policy Value of the current policy will be reduced by the $250 rider exercise charge which results in a final Policy Value of $159,750. Both John and Jane will each receive an individual permanent life insurance policy then offered by us with a $750,000 Specified Amount which is the Specified Amount of the current policy divided by two. Both will be Insurance Age 65 and retain the risk class as under the current policy. A premium of $79,875, which is the final Policy Value of the current policy divided by two, will be applied to each of the new individual policies and any premium expense charge on the new policies will be waived. Accounting Value Increase Rider (AVIR): If the policy is fully surrendered while the rider is in force and prior to the expiration of the rider at the end of the eighth policy year, we will waive a portion of the Surrender Charge. The percentage waived is set at issue and applies to all AVIRs. The percentage waived is shown in the table below. Please note the following about AVIR: •The amount waived is a percentage of the Surrender Charge that would apply to the initial Specified Amount. •The waiver does not apply to any Surrender Charge due to increases in Specified Amount, or to Partial Surrenders. •Surrender Charges will not be waived if the policy is being surrendered in exchange for a new insurance policy or contract. During the surrender charge period of the policy, the percentage waived at Full Surrender is shown below:
Policy Years(s)	% of Surrender Charge Waived
1 - 4	100%
5	80%
6	65%
7	50%
8	35%
Policy Years(s)	% of Surrender Charge Waived
9+	0%
Example: John and Jane Doe purchase a base policy with a $1,500,000 Specified Amount and the Accounting Value Increase Rider (AVIR). John and Jane decide to do a Full Surrender in the sixth policy year when the Policy Value is $160,000 and the Surrender Charge is $28,000. Due to the AVIR, instead of paying the Surrender Charge of $28,000, we will waive 65%, or $18,200, resulting in an actual Surrender Charge of $9,800. Therefore, the final Proceeds payable upon Full Surrender would be $150,200 which is the $160,000 Policy Value minus the actual Surrender Charge of $9,800. Paid Up Insurance Option: You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the youngest Insured’s Attained Insurance Age 120. You may make your request in writing during the 30 days before any Policy Anniversary. The paid-up insurance policy will take effect as of the Policy Anniversary. You will forfeit all rights to make future premium payments and all riders will terminate. The amount and Cash Surrender Value of the paid-up insurance policy will be based on the cost of insurance rates guaranteed in the policy and on the Fixed Account guaranteed interest rate. The paid-up insurance policy’s death benefit amount, minus its Cash Surrender Value, cannot be greater than your current policy’s death benefit, minus its Policy Value (both as of the date of the paid-up insurance policy’s purchase). The amount of paid-up insurance will remain level and will not be less than required by law. Any Cash Surrender Value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the last surviving Insured’s death, you may surrender the paid-up insurance for its Cash Surrender Value. Additional Information About Standard Benefits (Other than Standard Death Benefits) In addition to the standard death benefits, other standard benefits are included with your policy at no additional cost, as described further below. Automated Transfers: You can arrange to have Policy Value transferred from one account to another automatically. Only one automated transfer arrangement can be in effect at any time. You can transfer all or part of the value of a Subaccount to one or more of the other Subaccounts and/or to the Fixed Account. You can transfer all or part of the Fixed Account Value, minus Indebtedness, to one or more of the Subaccounts. Only one account can be used as the source of funds for any automated transfer arrangement. If the Fixed Account is the source of funds for the arrangement, you cannot set up an automated transfer amount that would deplete the Fixed Account in less than 12 months. The minimum automated transfer amount is $50. On the date of a transfer, if the Policy Value in the source of funds account is less than the amount to be transferred under the arrangement, the transfer will not be processed. If you made a transfer from the Fixed Account to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary. You may make automated transfers by choosing a schedule we provide. You must allow seven days for us to change any automated transfer arrangement instructions that are currently in place. The example below illustrates how an automated transfer arrangement works. John and Jane Doe purchase a base policy. They make a one-time premium payment at issue of $120,000 and allocate it all to the Fixed Account. They set up an automated transfer arrangement to transfer $10,000 a month from the Fixed Account equally into two Subaccounts over a 12-month period. The following shows the transaction that will automatically take place each of the next 12 months.
Policy Value Transferring Into or Out of Each Account
Frequency	Fixed Account	Subaccount #1	Subaccount #2
Monthly	-10,000	+5,000	+5,000
Dollar-Cost Averaging: Dollar-cost averaging involves investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative Subaccount to a more aggressive one, or to several others. This systematic approach can help you benefit from fluctuations in Accumulation Unit values caused by fluctuations in the market values of the underlying Fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging. Example:
By investing an equal number of dollars each month…		Month	Amount Invested	Accumulation Unit Value	Number of Units Purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low…		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10. Dollar-cost averaging does not guarantee that any Subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Special Dollar-Cost Averaging (SDCA): Under an SDCA arrangement, you may allocate SDCA allocations to the SDCA portion of the Fixed Account. SDCA allocations will be transferred out over a period of time, currently 12 months. SDCA transfers will automatically occur monthly on each Monthly Date anytime there is value in the SDCA portion of the Fixed Account. SDCA transfers will be allocated to Subaccounts or the non-SDCA portion of the Fixed Account according to the premium allocation in effect at the time of each transfer. You may cancel an SDCA arrangement at any time by transferring the remaining value allocated to the SDCA arrangement to any other account. Any Fixed Account transfer rules will apply to such transfers. We reserve the right to discontinue the ability to allocate additional amounts to the SDCA arrangement. If this occurs, SDCA transfers will continue as described for any previous SDCA allocations that are already part of an SDCA arrangement. We also reserve the right to make another account available as the account to which SDCA allocations are allocated to and/or offer additional transfer periods (e.g. 6-months or 9-months). An SDCA arrangement does not guarantee that any Subaccount or other Policy Value will gain in value, nor will it protect against a decline in Policy Value if market prices fall. Because this strategy involves continuous investing, your success with SDCA will depend upon your willingness to continue to invest regularly through periods of low-price levels. For further information regarding SDCA, see “Special Dollar-Cost Averaging”. Asset Rebalancing: Subject to availability, you can set up an asset rebalancing arrangement to reallocate the variable Subaccount portion of your Policy Value according to the percentages (in whole percentage amounts) that you choose. The Policy Value must be at least $2,000 at the time the arrangement is set up. Asset rebalancing does not apply to the Fixed Account. We automatically will rebalance the variable Subaccount portion of your Policy Value quarterly, semiannually or annually. The period you select will start to run on the date you specify. On the first Valuation Date of each of these periods, we automatically will rebalance your Policy Value so that the value in each Subaccount matches your current Subaccount percentage allocations. We rebalance by transferring Policy Value between Subaccounts. You can change your percentage allocations or your rebalancing period at any time. We will restart the rebalancing period you selected as of the date you specify. You may discontinue the asset rebalancing arrangement at any time. There is no charge for asset rebalancing. Example: John and Jane Doe purchase a base policy and request quarterly automatic asset rebalancing. The following shows what transactions will take place on a quarterly asset rebalancing date to reallocate the $200,000 value in the Subaccounts according to the chosen Subaccount percentage allocations.
Accounts	Asset Rebalance Subaccount Percentage Allocations	Policy Value before Asset Rebalancing	Asset Rebalancing Transactions between Subaccounts
Fixed Account		$50,000
Accounts	Asset Rebalance Subaccount Percentage Allocations	Policy Value before Asset Rebalancing	Asset Rebalancing Transactions between Subaccounts
Subaccount #1	50%	$120,000	-$20,000
Subaccount #2	25%	$45,000	+$5,000
Subaccount #3	25%	$35,000	+15,000
Total Policy Value		$250,000
Overloan Protection Benefit (OPB). The overloan protection benefit prevents the policy from Lapsing due to the loan balance exceeding Policy Value. The OPB is included with new policies. The feature may be exercised by the policy Owner when all of the following conditions are met: •The policy has been in force for at least 15 years; and •The youngest Insured’s Attained Insurance Age is at least 75 but not greater than 95; and •Policy Indebtedness must be greater than the Specified Amount and greater than or equal to the Indebtedness percentage shown under Policy Data; and •The Cash Surrender Value is sufficient to pay the exercise charge; and •The death benefit option in effect is option 1; and •The policy has not yet entered the grace period; and •The policy is not a modified endowment contract, as defined by Section 7702A of the Internal Revenue Code, and exercising the benefit does not cause the policy to become a modified endowment contract; and •No current or future distributions will be required from the policy to maintain its qualification for treatment as a life insurance policy under the Internal Revenue Code; and •The sum of Partial Surrenders taken to date are greater than or equal to the amount that can be withdrawn from the policy without creating adverse tax consequences. If all of the above conditions have been met, the policy owner may submit a written request to exercise the benefit to prevent the policy from entering the grace period. The benefit will become effective on the next monthly anniversary following receipt of request. Exercising the benefit is irrevocable. A one-time charge to exercise the benefit will be deducted from Policy Value. The charge is a percentage of the Policy Value that will not exceed the maximum exercise charge of 3%. Once the OPB has been exercised, the following changes to the base policy will occur: 1.The policy becomes a paid-up life insurance policy and no additional premium payments will be required, nor will any premium payments be accepted; however, loan repayments will be accepted. 2.Monthly deductions will no longer be taken. 3.Partial Surrenders will no longer be available. 4.Additional loans will no longer be available. 5.Any outstanding loan will remain and interest will be charged at the current loan interest rate as shown under Policy Data. 6.The NLG will no longer be in effect and cannot be reinstated. 7.The death benefit option cannot be changed. 8.Changes to the Specified Amount will no longer be allowed. 9.Any riders attached to the policy will terminate. Once the benefit has been exercised, the death benefit will be the applicable percentage from the Death Benefit Percentage Table as shown under Policy Data, multiplied by Policy Value or Indebtedness, whichever is greater. At the time of the exercise, this means the Death Benefit will decrease by as much as the one-time OPB exercise charge, which is currently 3%, multiplied by applicable percentage from the Death Benefit Percentage Table as shown under Policy Data. This may result in a significant reduction in the Proceeds payable upon death of the last surviving Insured. The OPB will terminate upon termination of the policy. If the policy terminates and is later reinstated, the OPB will also be reinstated with the policy. When the OPB is available to exercise, a notification will be sent to the policy owner. Once the benefit is exercised, a notification listing the changes to the policy will be sent to the policy owner. Example: John and Jane Doe purchase a base policy with a $1,500,000 Specified Amount, death benefit option 1, and the Overloan Protection Benefit (OPB). At the beginning of the 26th policy year: •Both John and Jane are Attained Insurance Age 80. •Premiums paid to date equal $700,000. •Partial Surrenders and Partial Surrender Charges amounting to $700,000 have been taken. •the current Specified Amount is $800,000 (the initial Specified Amount minus the Partial Surrenders and Partial Surrender Charges to date). •The Policy Value is $850,000. •There is outstanding Indebtedness equal to $820,000. •The death benefit is 892,500 which is the greater of the Specified Amount and the Policy Value times 1.05 which is the applicable percentage for the Death Benefit Percentage Table. •The Proceeds payable upon death of the last surviving Insured at this point in time would be $72,500 which is the death benefit of $892,500 minus the outstanding Indebtedness of $820,000. At this point, John and Jane decide to exercise their OPB to prevent the policy from lapsing. The exercise of the OPB will result in the following: •No more premium payments are required, nor will premium payments be accepted. •The policy will be assessed a one-time OPB exercise charge of $25,500 resulting in an updated Policy Value of $824,500. •Outstanding Indebtedness remains at $820,000. •Loan repayments will still be accepted. •The new death benefit immediately after the exercise will be $865,725 which is the greater of the updated Policy Value or outstanding Indebtedness times 1.05. •The Proceeds payable upon death of the last surviving Insured would now be $45,725 which is the new death benefit of $865,725 minus the outstanding Indebtedness of $820,000. Exchange for a Fixed Benefit Policy. For two years after the policy is issued, we may allow you to exchange your policy for a life insurance policy with benefits that do not vary with the investment experience of the Subaccounts (“Fixed Benefit Policy”). This is accomplished by a transfer of all of the value in the Subaccounts to the Fixed Account without charge. The rules for transferring from the Subaccounts to the Fixed Account following a Fixed Account to Subaccount transfer will be waived only once. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the life of the same Insureds and at the time of the exchange will have the same Policy Date and issue ages and a death benefit at least as great as the initial death benefit of your policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the policy through the effective date of the exchange. An exchange will be effective when we receive a written request in Good Order. Example: John Doe lives in California and is the Owner and Insured of a variable universal life insurance policy. Twelve months after the policy is issued, John decides he would rather own a policy that is not subject to the investment experience of the Funds in which the Variable Account divisions that support his policy invest, and would rather own a policy that earns a fixed rate of interest. Subject to the company’s requirements, John has up to twelve more months to exchange his variable policy for a Fixed Benefit Policy without the company requiring evidence of insurability. Changes to the Policies We reserve the right to do any of the following: •make any changes necessary to maintain the status of the policy as life insurance under the Code; •make other changes required under federal or state law relating to life insurance; •suspend or discontinue sale of the policies; and •comply with applicable law. We will give you any required notice and receive any regulatory approval before we make any of these changes.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Four-Year Term Insurance Rider (FYT)	FYT provides a Specified Amount of insurance. The FYT death benefit is paid if both Insureds die during the first four policy years.	Optional
•FYT is only available at issue.
• FYT automatically terminates on the
four-year Policy Anniversary of the
policy.
• FYT is not available if either Insured
is older than 85 or have certain
substandard Risk Classifications.

Policy Split Option Rider (PSO)	PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each Insured.	Optional
•PSO is only available at issue.
• PSO is not available for Insureds in
certain Risk Classifications.
• Both Insureds must be between
Insurance Ages 20 – 75 at issue.
• If the policy and this rider are still in
force at the oldest Insureds’ 80th
insurance anniversary, this rider will
automatically terminate.

Overloan Protection Benefit (OPB)	Protects the policy from Lapsing as a result of the loan balance exceeding the Policy Value when certain conditions are met.	Standard
•OPB can only be exercised if the
death benefit option 1 is in effect.
• The policy must be in force for at
least 15 years before the OPB can be
exercised.
• The policy may not be in the grace
period to exercise the OPB.

Accounting Value Increase Rider (AVIR)	If the policy is fully surrendered while the policy is in force and prior to the expiration date of the rider, we will waive a portion of the Surrender Charge.	Optional
•This rider is only available in limited
situations, determined at time of
underwriting.
• The waiver does not apply to any
Surrender Charge due to increases in
Specified Amount, or to Partial
Surrenders.
• Surrender Charges will not be waived
if the policy is being surrendered in
exchange for a new insurance policy
or contract. However, if you exercise
your right to exchange the policy for
two individual policies under the
Policy Split Option Rider, Surrender
Charges on the surrender policy
would be waived.

Paid Up Insurance Option	You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the youngest Insured’s Attained Insurance Age120.	Optional
•When the Paid-Up Insurance option is
elected, you will forfeit all rights to
make future premium payments and
all riders will terminate.
• The paid-up insurance policy’s death
benefit amount, minus its Cash
Surrender Value, cannot be greater
than your current policy’s death
benefit, minus its Policy Value (both
as of the date of the paid-up
insurance policy’s purchase).

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Automated Transfers
Automated transfer arrangements allow
you to set up periodic transfers at a set
interval (i.e. monthly, quarterly, etc.)
from one investment option to one or
more investment option(s) under the
policy.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Automated Dollar-Cost Averaging (DCA)
A DCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under a DCA
arrangement, since you invest the same
amount each period, you automatically
acquire more units when market values
fall, fewer units when it rises. The
potential effect is to lower your average
cost per unit. There is no charge for
DCA.
Standard
•Only one automated transfer
arrangement can be in effect at any
time.
• Only one account can be used as the
source of funds in the automatic
transfer arrangement.
• If the Fixed Account is the source of
funds, you cannot set up an
automated transfer amount that
would deplete the Fixed Account in
less than 12 months.
• If the value of the source of funds
account is less than the requested
automated transfer amount, that
occurrence of the automated transfer
will not process.
• The minimum automatic transfer
amount is $50.
• You must allow seven days for us to
change any automated transfer
arrangement instructions that are
currently in place.
• If you made a transfer from the Fixed
Account to one or more Subaccounts,
you may not make a transfer from
those Subaccounts back to the Fixed
Account until the next Policy
Anniversary.

Name of Benefit	Purpose	Is the Benefit Standard or Optional	Brief Description of Restrictions / Limitations
Special Dollar-Cost Averaging (SDCA)
An SDCA arrangement is an automated
transfer arrangement designed to help
you benefit from fluctuations in
Accumulation Unit values caused by
fluctuations in the market values of the
underlying Funds. Under an SDCA
arrangement, Net Premiums and/or
Policy Value is allocated to the SDCA
portion of the Fixed Account. These
amounts are then subsequently
transferred, on a monthly basis and over
a 12-month period, to accounts
according to the premium allocation
currently in effect at the time of each
transfer. The potential effect of this
option is that it may allow you to lower
your average cost per unit. There is no
charge for SDCA.
Standard
•The Fixed Account is the source of
funds.
• The minimum SDCA transfer amount
is $50.
• If an SDCA transfer amount is
allocated to one or more
Subaccounts, you may not make a
transfer from those Subaccounts
back to the Fixed Account until the
next Policy Anniversary.

Asset Rebalancing
The asset rebalancing feature
automatically transfers Policy Value
between Subaccounts at set intervals
(i.e. monthly, quarterly, etc.) to
correspond to your chosen allocation
percentages among Subaccounts.
Standard
•The Policy Value reallocated must be
at least $2,000 at the time the asset
rebalancing is set up.
• Asset rebalancing does not apply to
Policy Value in the Fixed Accounts.
• Asset rebalancing must occur
quarterly, semiannually or annually.
• You must allow 30 days for us to
change any asset rebalancing
instructions that currently are in
place.

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix A: Funds Available Under the PolicyThe following is a list of funds available under the policy. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com/insurance. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of funds available under the policy. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com/insurance. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversourceannuityservice@ampf.com. The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital	AB VPS Large Cap Growth Portfolio (Class A) AllianceBernstein L.P.	0.65%	13.13%	12.04%	16.17%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund (Class 1) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	0.75%[1]	7.00%	9.22%	12.13%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund (Class 1) Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.	0.91%	9.55%	(0.70%)	10.22%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio (Class I) ALPS Advisors, Inc.	0.95%	5.09%	22.54%	11.11%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class I)[2] BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.	0.76%[1]	19.80%	5.79%	7.59%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 1) Columbia Management Investment Advisers, LLC	0.71%[1]	14.05%	8.72%	9.74%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 1) Columbia Management Investment Advisers, LLC	0.73%[1]	15.48%	12.76%	6.75%
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.70%[1]	17.65%	14.18%	14.32%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 1) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)) Columbia Management Investment Advisers, LLC	0.71%	16.14%	14.04%	15.97%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.68%	14.63%	14.16%	13.59%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 1) Columbia Management Investment Advisers, LLC	0.65%[1]	15.83%	11.88%	10.43%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.73%	12.78%	1.70%	4.28%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 1) Columbia Management Investment Advisers, LLC	1.09%[1]	31.17%	(1.13%)	7.27%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 1) Columbia Management Investment Advisers, LLC	0.34%[1]	3.97%	2.97%	1.89%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.64%[1]	8.81%	4.18%	5.78%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) Columbia Management Investment Advisers, LLC	0.64%[1]	8.78%	3.86%	5.42%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.53%	9.06%	(0.43%)	2.77%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 1) Columbia Management Investment Advisers, LLC	0.25%[1]	17.58%	14.13%	14.49%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 1) Columbia Management Investment Advisers, LLC	0.47%[1]	6.24%	(5.24%)	1.56%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 1) Columbia Management Investment Advisers, LLC	0.80%	38.26%	9.19%	7.82%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.69%	28.27%	13.59%	12.58%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC	0.83%[1]	15.14%	7.53%	12.17%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.83%[1]	14.18%	11.18%	10.44%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 1) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 1)) Columbia Management Investment Advisers, LLC	0.41%[1]	6.35%	2.14%	3.19%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC	0.85%[1]	6.59%	8.94%	8.23%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 1) Columbia Management Investment Advisers, LLC	0.93%[1]	34.70%	18.71%	23.01%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 1) Columbia Management Investment Advisers, LLC	0.70%[1]	7.32%	2.20%	4.28%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) Columbia Management Investment Advisers, LLC	0.45%	9.19%	(0.06%)	1.92%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 1) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 1)) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.62%[1]	4.23%	(1.50%)	1.98%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	0.84%	2.19%	6.60%	5.70%
Seeks to provide shareholders with a high level of current income.	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 1) (previously CTIVP® - American Century Diversified Bond Fund (Class 1)) Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.	0.49%	7.48%	(0.35%)	2.33%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Large Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.70%	13.78%	10.47%	14.66%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.69%	12.40%	10.43%	9.91%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Total Return Bond Fund (Class 1) (previously CTIVP® - TCW Core Plus Bond Fund (Class 1)) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.50%	7.54%	(0.53%)	2.04%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	0.82%	2.29%	9.65%	10.70%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.61%[1]	19.92%	11.26%	10.71%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.83%[1]	10.40%	7.16%	12.18%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.69%	17.27%	2.05%	13.31%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio (Class I) Calvert Research and Management	0.48%[1]	30.90%	8.53%	7.86%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio (Class I) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.49%[1]	20.39%	14.73%	19.09%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000® Small Cap Index Portfolio (Class I) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.40%[1]	12.45%	5.83%	9.32%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class A)[2] DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.	0.93%	10.50%	5.29%	4.89%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio (Initial Class) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.54%	21.52%	15.37%	15.78%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Initial Class) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.55%	11.75%	10.10%	10.59%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio (Initial Class) Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.63%	8.85%	3.07%	4.66%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund (Class 1) Franklin Advisers, Inc.	0.47%	12.87%	7.92%	7.57%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund (Class 1) Franklin Mutual Advisers, LLC	0.69%	11.81%	9.49%	7.80%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund (Class 1) Franklin Mutual Advisers, LLC	0.66%[1]	7.90%	9.13%	10.09%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series I Shares)[3] Invesco Advisers, Inc.	0.88%[1]	9.14%	2.53%	5.17%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series I Shares) Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks total return.	Invesco V.I. Global Strategic Income Fund (Series I Shares) Invesco Advisers, Inc.	0.95%[1]	12.98%	1.65%	3.01%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series I Shares) Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund (Series I Shares) Invesco Advisers, Inc.	0.96%	20.47%	10.30%	15.78%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.62%	15.11%	8.48%	10.14%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.57%[1]	7.40%	(0.23%)	2.32%
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio (Institutional Shares) Janus Henderson Investors US LLC	0.82%	18.39%	14.11%	15.88%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Investor Shares)[3] Lazard Asset Management, LLC	0.90%[1]	15.98%	5.36%	-
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund (Standard Class II) Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.	0.71%[1]	16.02%	11.65%	10.23%
Seeks total return.	MFS® Utilities Series (Initial Class) Massachusetts Financial Services Company	0.78%[1]	15.01%	7.64%	9.49%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio (Class I Shares) Morgan Stanley Investment Management Inc.	0.95%[1]	12.58%	(5.36%)	14.16%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Quality Equity Portfolio (Class I) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class I)) Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio (Institutional Class)[2] Pacific Investment Management Company LLC	1.98%[1]	14.34%	5.77%	6.93%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Institutional Class) Pacific Investment Management Company LLC (PIMCO)	0.58%	9.05%	0.16%	2.51%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Putnam VT Global Health Care Fund (Class IA Shares) Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadvisers.	0.75%	15.34%	7.99%	8.63%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 1) Franklin Advisers, Inc.	0.50%[1]	16.09%	(0.69%)	0.11%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.79%	17.94%	8.40%	9.24%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.64%[1]	10.55%	1.89%	3.72%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.70%	9.41%	1.41%	3.51%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.72%	11.25%	2.92%	4.71%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.76%	14.97%	6.09%	7.13%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.73%	13.13%	4.55%	6.00%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.71%	14.14%	5.17%	6.60%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.75%	15.97%	6.71%	7.89%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 1)[2] Columbia Management Investment Advisers, LLC	0.69%	12.39%	3.43%	5.10%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.48%	7.62%	0.03%	2.25%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.68%[1]	13.42%	13.32%	12.91%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	0.83%	24.85%	7.29%	6.39%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 1) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	0.83%[1]	17.77%	1.61%	5.26%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	0.80%[1]	35.15%	10.39%	7.24%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.	0.85%[1]	8.13%	1.20%	7.99%
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 1) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	0.84%[1]	7.35%	6.86%	7.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.71%	9.49%	3.79%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.68%	11.37%	7.63%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 1)[2,3] Columbia Management Investment Advisers, LLC	0.69%	10.37%	5.72%	-
Seeks to maximize total return. Under normal market conditions, the fund invest at least 80% of its assets in high yield bonds. Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).	Western Asset Variable Global High Yield Bond Portfolio (Class I) Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	0.81%	9.96%	2.56%	5.33%

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
RVS Survivorship VUL NY | Exchange Replacement Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Exchange/Replacement Risk. You exchange or replace another policy to buy this one. •You may pay Surrender Charges on the old policy. •The new policy has Surrender Charges, which may extend beyond those in the old policy. •The new policy’s Surrender Charges may be higher than the Surrender Charges in old policy. •You may be subject to new incontestability and suicide periods on the new policy. •You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy. •If a partial surrender is taken prior to the exchange, you may have adverse tax consequences. •The exchange may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.") You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy. •If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy Lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.") Policy Risk and What It Means (continued)•If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.")
RVS Survivorship VUL NY | Limitations on Access to Cash Value Through Withdrawals
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Cash Value Through Withdrawals. Your ability to take partial surrenders is limited. You cannot take partial surrenders during the first policy year.
RVS Survivorship VUL NY | Potential Adverse Tax Consequences
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Possibility of Adverse Tax Consequences. A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, excess funding or certain changes you make to the policy may cause it to become a MEC. •Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings. If you exchange or replace another policy to buy this one. •If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total Policy Value (before reductions for outstanding loans, if any) exceeds your investment in the old policy. •If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total Policy Value (before reductions for the outstanding loan) exceeds your investment in the old policy. •The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”. •The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes. If your policy Lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost. •You will be taxed on any earnings in the policy. Generally, a policy has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract. •For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon Lapse or surrender of the policy. •For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy. The investments in the Subaccount are not adequately diversified. •If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code). Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time. •You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits. •For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy. •Typically, changes of this type are prospective only, but some or all of the attributes could be affected. The IRS may determine that you are the Owner of the Fund shares held by our Variable Account. •You may be taxed on the income of each Subaccount to the extent of your interest in the Subaccount.
RVS Survivorship VUL NY | Fund Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Fund Risks. A comprehensive discussion of the risks of each Fund in which the Subaccounts invest may be found in each Fund’s prospectus. Please refer to the prospectuses for the Funds for more information. The investment advisers cannot guarantee that the Funds will meet their investment objectives.
RVS Survivorship VUL NY | Market Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Market Risk. Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. •You may experience loss in Policy Value due to factors that affect the overall performance of the financial markets.
RVS Survivorship VUL NY | Financial Strength and Claims Paying Ability Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims Paying Ability Risk. All insurance benefits, including the death benefit, and all guarantees, including those related to the Fixed Account, are general account obligations that are subject to the financial strength and claims paying ability of RiverSource of New York.
RVS Survivorship VUL NY | Cyber Security and Systems Integrity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cyber Security and Systems Integrity. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners. This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following: •the corruption or destruction of data; •theft, misuse or dissemination of data to the public, including your information we hold; and •denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them. These attacks and their consequences can negatively impact your policy, your privacy, your ability to conduct transactions on your policy, or your ability to receive timely service from us. There can be no assurance that we, the underlying Funds in your policy, or our other business partners will avoid losses affecting your policy due to any successful cyber-attacks or information security breaches.
RVS Survivorship VUL NY | Conflict of Interest Risks Related to Certain Funds Advised by Columbia Management
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Conflict of Interest Risks Related to Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several Fund of funds, including managed volatility Funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These Funds invest in other registered mutual funds. In providing investment advisory services for the Funds and the underlying funds in which those Funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying Funds and may provide other services in connection with such underlying Funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying Fund.
RVS Survivorship VUL NY | Managed Volatility Fund Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Managed Volatility Funds’ Risks. Managed volatility Funds employ a strategy designed to reduce overall volatility and downside risk. These Funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts. Conflicts may arise because the manner in which these Funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility Funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in less gain in your Policy Value during rising markets with higher volatility when compared to Funds not employing a managed volatility strategy. Although an investment in the managed volatility Funds may mitigate declines in your Policy Value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your Policy Value during periods of positive performance by the equity markets. There is no guarantee that any of the Funds’ strategies will be successful. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility Funds.
RVS Survivorship VUL NY | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this policy including loss of principal.
Principal Risk [Text Block]	Risks of Poor Investment Performance. If you direct your Net Premiums or transfer your Policy’s Value to a Subaccount that drops in value: •You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the Subaccounts of the Variable Account. •If the death benefit option is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience (but at no time will it be less than the Specified Amount). •Your policy could Lapse due to adverse investment experience if the NLG is in not effect and you do not pay the premiums needed to maintain coverage.
RVS Survivorship VUL NY | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The policy is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash.The policy is a long-term investment that is primarily intended to provide a death benefit that we pay to the Beneficiary upon the last surviving Insured’s death.Your policy has little or no Cash Surrender Value in the early policy years. During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy.Your ability to take Partial Surrenders is limited. You cannot take Partial Surrenders during the first policy year.
Principal Risk [Text Block]	The Policy is Unsuitable as a Short-term Savings Vehicle. The policy is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is a long-term investment that provides a death benefit that we pay to the Beneficiary upon the last surviving Insured’s death. Your policy has little or no Cash Surrender Value in the early policy years. Surrender Charges apply to this policy for the first seven years. A new maximum Surrender Charge schedule will apply to any additional Specified Amount for seven years after an increase in Specified Amount. Surrender Charges can significantly reduce Policy Values. During early policy years the Cash Surrender Value may be less than the premiums you pay for the policy. Your ability to take partial surrenders is limited. You cannot take partial surrenders during the first policy year.
RVS Survivorship VUL NY | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy. Each investment option (including the Fixed Account) has its own unique risks. You should review the investment options before making an investment decision. If the death benefit is option 2, the death benefit could decrease from the death benefit on the previous Valuation Date due to adverse investment experience.
RVS Survivorship VUL NY | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risks related to RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). Any obligations (including under the Fixed Account) or guarantees and benefits of the policy that exceed the assets of the Variable Account are subject to RiverSource Life of NY’s claims-paying ability. If RiverSource Life of NY experiences financial distress, RiverSource Life of NY may not be able to meet their obligations to you. More information about RiverSource Life of NY, including their financial strength ratings, is available by contacting RiverSource Life of NY at 1-800-541-2251.Additional information regarding the financial strength of RiverSource Life of NY can be accessed at: strengthandsoundness.com.
RVS Survivorship VUL NY | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Insufficient premium payments, fees and expenses, poor investment performance, full and Partial Surrenders, and unpaid loans or loan interest may cause the policy to Lapse. There is a cost associated with reinstating a Lapsed policy. Death benefits will not be paid if the policy has Lapsed. Your policy may not Lapse if the No Lapse Guarantee is in effect. Also, your policy enters a grace period before Lapsing, allowing you additional time to pay the amount required to keep the policy in force.
Principal Risk [Text Block]	Risks of Policy Lapse. If you do not pay the premiums needed to maintain coverage: •We will not pay a death benefit if your policy Lapses. •Also, the Lapse may have adverse tax consequences. (See "Possibility of Adverse Tax Consequences.") Your policy may Lapse due to Surrender Charges. •Surrender Charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly Lapse, which may have adverse tax consequences, see "Possibility of Adverse Tax Consequences."). A partial surrender will reduce the Policy Value and the death benefit and may terminate the NLG. If you take a loan against your policy. •Taking a loan increases the risk of: —policy Lapse (which may have adverse tax consequences, see "Possibility of Adverse Tax Consequences."); —a permanent reduction of Policy Value; —reducing the death benefit. •Taking a loan may also terminate the NLG. Your policy can Lapse due to poor investment performance. •Your policy could Lapse due to adverse investment experience if the NLG is not in effect and you do not pay the premiums needed to maintain coverage. •The Lapse may have adverse tax consequences (See "Possibility of Adverse Tax Consequences.").
RVS Survivorship VUL NY | AB VPS Large Cap Growth Portfolio Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Large Cap Growth Portfolio (Class A)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	12.04%
Average Annual Total Returns, 10 Years [Percent]	16.17%
RVS Survivorship VUL NY | Allspring VT Opportunity Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Allspring VT Opportunity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	12.13%
RVS Survivorship VUL NY | Allspring VT Small Cap Growth Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Allspring VT Small Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, subadviser.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	10.22%
RVS Survivorship VUL NY | ALPS Alerian Energy Infrastructure Portfolio Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ALPS | Alerian Energy Infrastructure Portfolio (Class I)
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	22.54%
Average Annual Total Returns, 10 Years [Percent]	11.11%
RVS Survivorship VUL NY | BlackRock Global Allocation V.I. Fund Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (Class I)
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.80%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.59%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Balanced Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.05%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	9.74%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Commodity Strategy Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Commodity Strategy Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.48%
Average Annual Total Returns, 5 Years [Percent]	12.76%
Average Annual Total Returns, 10 Years [Percent]	6.75%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Contrarian Core Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Contrarian Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	17.65%
Average Annual Total Returns, 5 Years [Percent]	14.18%
Average Annual Total Returns, 10 Years [Percent]	14.32%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Cornerstone Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Cornerstone Growth Fund (Class 1) (previously Columbia Variable Portfolio - Large Cap Growth Fund (Class 1))
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	15.97%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Disciplined Core Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	14.16%
Average Annual Total Returns, 10 Years [Percent]	13.59%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Dividend Opportunity Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	10.43%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Emerging Markets Bond Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	4.28%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Emerging Markets Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	31.17%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	7.27%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Government Money Market Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	1.89%
RVS Survivorship VUL NY | Columbia Variable Portfolio - High Yield Bond Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.81%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	5.78%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Income Opportunities Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	5.42%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Intermediate Bond Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	2.77%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Large Cap Index Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Large Cap Index Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.49%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Long Government Credit Bond Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	(5.24%)
Average Annual Total Returns, 10 Years [Percent]	1.56%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Overseas Core Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	38.26%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	7.82%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Select Large Cap Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	28.27%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	12.58%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.14%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	12.17%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	10.44%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Select Short Corporate Income Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Short Corporate Income Fund (Class 1) (previously Columbia Variable Portfolio - Limited Duration Credit Fund (Class 1))
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.19%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Select Small Cap Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.59%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	8.23%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Seligman Global Technology Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	34.70%
Average Annual Total Returns, 5 Years [Percent]	18.71%
Average Annual Total Returns, 10 Years [Percent]	23.01%
RVS Survivorship VUL NY | Columbia Variable Portfolio - Strategic Income Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks total return, consisting of current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.32%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	4.28%
RVS Survivorship VUL NY | Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	1.92%
RVS Survivorship VUL NY | CTIVP® - BlackRock Global Inflation-Linked Securities Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - BlackRock Global Inflation-Linked Securities Fund (Class 1) (previously CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 1))
Portfolio Company Objective [Text Block]	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	(1.50%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
RVS Survivorship VUL NY | CTIVP® - CenterSquare Real Estate Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - CenterSquare Real Estate Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.19%
Average Annual Total Returns, 5 Years [Percent]	6.60%
Average Annual Total Returns, 10 Years [Percent]	5.70%
RVS Survivorship VUL NY | CTIVP® - Fidelity Institutional AM® Total Bond Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - Fidelity Institutional AM® Total Bond Fund (Class 1) (previously CTIVP® - American Century Diversified Bond Fund (Class 1))
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC, subadviser; FMR Investment Management (UK) Limited, sub-subadviser.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	(0.35%)
Average Annual Total Returns, 10 Years [Percent]	2.33%
RVS Survivorship VUL NY | CTIVP - Principal Large Cap Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - Principal Large Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	14.66%
RVS Survivorship VUL NY | CTIVP® - T. Rowe Price Large Cap Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	9.91%
RVS Survivorship VUL NY | CTIVP® - TCW Total Return Bond Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - TCW Total Return Bond Fund (Class 1) (previously CTIVP® - TCW Core Plus Bond Fund (Class 1))
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	2.04%
RVS Survivorship VUL NY | CTIVP® - Victory Sycamore Established Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - Victory Sycamore Established Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]	10.70%
RVS Survivorship VUL NY | CTIVP® - Wellington Large Cap Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - Wellington Large Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	19.92%
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	10.71%
RVS Survivorship VUL NY | CTIVP® - Westfield Mid Cap Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - Westfield Mid Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	12.18%
RVS Survivorship VUL NY | CTIVP® - Westfield Select Large Cap Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CTIVP® - Westfield Select Large Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.27%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	13.31%
RVS Survivorship VUL NY | CVT EAFE International Index Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CVT EAFE International Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	30.90%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	7.86%
RVS Survivorship VUL NY | CVT Nasdaq 100 Index Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CVT Nasdaq 100 Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.09%
RVS Survivorship VUL NY | CVT Russell 2000 Small Cap Index Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	CVT Russell 2000® Small Cap Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Portfolio Company Adviser [Text Block]	Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.32%
RVS Survivorship VUL NY | DWS Alternative Asset Allocation VIP Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP (Class A)
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadviser.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.89%
RVS Survivorship VUL NY | Fidelity® VIP Contrafund® Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
RVS Survivorship VUL NY | Fidelity® VIP Mid Cap Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
RVS Survivorship VUL NY | Fidelity® VIP Strategic Income Portfolio Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio (Initial Class)
Portfolio Company Objective [Text Block]	Seeks a high level of current income and may also seek capital appreciation.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, adviser; Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.66%
RVS Survivorship VUL NY | Franklin Income VIP Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Income VIP Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
RVS Survivorship VUL NY | Franklin Mutual Shares VIP Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	7.80%
RVS Survivorship VUL NY | Franklin Small Cap Value VIP Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	10.09%
RVS Survivorship VUL NY | Invesco V.I. Balanced-Risk Allocation Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund (Series I Shares)
Portfolio Company Objective [Text Block]	Seeks total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	5.17%
RVS Survivorship VUL NY | Invesco V.I. Global Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund (Series I Shares)
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	11.00%
RVS Survivorship VUL NY | Invesco V.I. Global Strategic Income Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series I Shares)
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.98%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	3.01%
RVS Survivorship VUL NY | Invesco V.I. Main Street Small Cap Fund® Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® (Series I Shares)
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
RVS Survivorship VUL NY | Invesco V.I. Technology Fund Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund (Series I Shares)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.47%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	15.78%
RVS Survivorship VUL NY | Janus Henderson Balanced Portfolio Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	10.14%
RVS Survivorship VUL NY | Janus Henderson Flexible Bond Portfolio Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	2.32%
RVS Survivorship VUL NY | Janus Henderson Research Portfolio Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Research Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.39%
Average Annual Total Returns, 5 Years [Percent]	14.11%
Average Annual Total Returns, 10 Years [Percent]	15.88%
RVS Survivorship VUL NY | Lazard Retirement Global Dynamic Multi-Asset Portfolio - Investor Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Investor Shares)
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Lazard Asset Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	5.36%
RVS Survivorship VUL NY | LVIP American Century Value Fund Standard Class II
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Value Fund (Standard Class II)
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation, adviser; American Century Investment Management, Inc., subadviser.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	10.23%
RVS Survivorship VUL NY | MFS® Utilities Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Utilities Series (Initial Class)
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	9.49%
RVS Survivorship VUL NY | Morgan Stanley VIF Discovery Portfolio Class I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Morgan Stanley VIF Discovery Portfolio (Class I Shares)
Portfolio Company Objective [Text Block]	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	(5.36%)
Average Annual Total Returns, 10 Years [Percent]	14.16%
RVS Survivorship VUL NY | Neuberger Berman AMT Quality Equity Portfolio (Class I)
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio (Class I) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class I))
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
RVS Survivorship VUL NY | PIMCO VIT All Asset Portfolio Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio (Institutional Class)
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	6.93%
RVS Survivorship VUL NY | PIMCO VIT Total Return Portfolio Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio (Institutional Class)
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	2.51%
RVS Survivorship VUL NY | Putnam VT Global Health Care Fund - Class IA Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund (Class IA Shares)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC, adviser; Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC, subadvisers.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	8.63%
RVS Survivorship VUL NY | Templeton Global Bond VIP Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	0.11%
RVS Survivorship VUL NY | Variable Portfolio - Aggressive Portfolio Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Aggressive Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.94%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	9.24%
RVS Survivorship VUL NY | Variable Portfolio - Conservative Portfolio Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Conservative Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.72%
RVS Survivorship VUL NY | Variable Portfolio - Managed Volatility Conservative Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	3.51%
RVS Survivorship VUL NY | Variable Portfolio - Managed Volatility Conservative Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.25%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	4.71%
RVS Survivorship VUL NY | Variable Portfolio - Managed Volatility Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	14.97%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	7.13%
RVS Survivorship VUL NY | Variable Portfolio - Managed Volatility Moderate Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	6.00%
RVS Survivorship VUL NY | Variable Portfolio - Moderate Portfolio Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Moderate Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	6.60%
RVS Survivorship VUL NY | Variable Portfolio - Moderately Aggressive Portfolio Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Aggressive Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	7.89%
RVS Survivorship VUL NY | Variable Portfolio - Moderately Conservative Portfolio Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Moderately Conservative Portfolio (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	5.10%
RVS Survivorship VUL NY | Variable Portfolio - Partners Core Bond Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Bond Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	2.25%
RVS Survivorship VUL NY | Variable Portfolio - Partners Core Equity Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Core Equity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.42%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	12.91%
RVS Survivorship VUL NY | Variable Portfolio - Partners International Core Equity Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Core Equity Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term growth of capital.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	24.85%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	6.39%
RVS Survivorship VUL NY | Variable Portfolio - Partners International Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	5.26%
RVS Survivorship VUL NY | Variable Portfolio - Partners International Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Partners International Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	35.15%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	7.24%
RVS Survivorship VUL NY | Variable Portfolio - Partners Small Cap Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital growth.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P. and Segall Bryant & Hamill, LLC, subadvisers.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.13%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	7.99%
RVS Survivorship VUL NY | Variable Portfolio - Partners Small Cap Value Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - Partners Small Cap Value Fund (Class 1)
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	7.33%
RVS Survivorship VUL NY | Variable Portfolio - U.S. Flexible Conservative Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	3.79%
RVS Survivorship VUL NY | Variable Portfolio - U.S. Flexible Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.37%
Average Annual Total Returns, 5 Years [Percent]	7.63%
RVS Survivorship VUL NY | Variable Portfolio - U.S. Flexible Moderate Growth Fund Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 1)
Portfolio Company Objective [Text Block]	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	10.37%
Average Annual Total Returns, 5 Years [Percent]	5.72%
RVS Survivorship VUL NY | Western Asset Variable Global High Yield Bond Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Seeks to maximize total return. Under normal market conditions, the fund invest at least 80% of its assets in high yield bonds. Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.33%
RVS Survivorship VUL NY | Express Mail and Electronic Fund Transfers
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds
Other Transaction Fee, When Deducted [Text Block]	When you take a loan or surrender and Proceeds are sent by express mail or electronic fund transfer.
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee, Minimum [Dollars]	$ 30
RVS Survivorship VUL NY | Loans
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Interest Rate on Loans(d)
Other Transaction Fee, When Deducted [Text Block]	Charged daily and due at the end of the policy year.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.00%
RVS Survivorship VUL NY | Overloan Protection Benefit (OPB)
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Benefit (OPB)
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of the benefit.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.00%
Name of Benefit [Text Block]	Overloan Protection Benefit (OPB)
Purpose of Benefit [Text Block]	Protects the policy from Lapsing as a result of the loan balance exceeding the Policy Value when certain conditions are met.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•OPB can only be exercised if the death benefit option 1 is in effect.• The policy must be in force for at least 15 years before the OPB can be exercised.• The policy may not be in the grace period to exercise the OPB.
Name of Benefit [Text Block]	Overloan Protection Benefit (OPB)
RVS Survivorship VUL NY | Policy Split Option Rider (PSO)
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Policy Split Option Rider (PSO)
Other Transaction Fee, When Deducted [Text Block]	Upon exercise of the benefit.
Other Transaction Fee, Maximum [Dollars]	$ 250
Name of Benefit [Text Block]	Policy Split Option Rider (PSO)
Purpose of Benefit [Text Block]	PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each Insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•PSO is only available at issue.• PSO is not available for Insureds in certain Risk Classifications.• Both Insureds must be between Insurance Ages 20 – 75 at issue.• If the policy and this rider are still in force at the oldest Insureds’ 80th insurance anniversary, this rider will automatically terminate.
Name of Benefit [Text Block]	Policy Split Option Rider (PSO)
RVS Survivorship VUL NY | Accounting Value Increase Rider (AVIR)
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Accounting Value Increase Rider (AVIR)(a)
Optional Benefit Charge, When Deducted [Text Block]	Monthly.
Optional Benefit Charge, Representative [Text Block]	Representative Insured: $0.0475 — Female, Nontobacco, Insurance Age 55; Male, Nontobacco, Insurance Age55.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.0475%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0309%
Name of Benefit [Text Block]	Accounting Value Increase Rider (AVIR)
Purpose of Benefit [Text Block]	If the policy is fully surrendered while the policy is in force and prior to the expiration date of the rider, we will waive a portion of the Surrender Charge.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•This rider is only available in limited situations, determined at time of underwriting.• The waiver does not apply to any Surrender Charge due to increases in Specified Amount, or to Partial Surrenders.• Surrender Charges will not be waived if the policy is being surrendered in exchange for a new insurance policy or contract. However, if you exercise your right to exchange the policy for two individual policies under the Policy Split Option Rider, Surrender Charges on the surrender policy would be waived.
Name of Benefit [Text Block]	Accounting Value Increase Rider (AVIR)
RVS Survivorship VUL NY | Four-Year Term Insurance Rider (FYT)
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Four-Year Term Insurance Rider (FYT)(a)(b)
Optional Benefit Charge, When Deducted [Text Block]	Monthly.
Optional Benefit Charge, Representative [Text Block]	Representative Insured: $0.00001 – Female, Super Preferred Nontobacco, Insurance Age 55; Male, Standard Nontobacco, Age 55; Duration1.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.24563%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Name of Benefit [Text Block]	Four-Year Term Insurance Rider (FYT)
Purpose of Benefit [Text Block]	FYT provides a Specified Amount of insurance. The FYT death benefit is paid if both Insureds die during the first four policy years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•FYT is only available at issue.• FYT automatically terminates on the four-year Policy Anniversary of the policy.• FYT is not available if either Insured is older than 85 or have certain substandard Risk Classifications.
Name of Benefit [Text Block]	Four-Year Term Insurance Rider (FYT)
RVS Survivorship VUL NY | Paid Up Insurance Option
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Paid Up Insurance Option
Purpose of Benefit [Text Block]	You may request that we use the Cash Surrender Value of the policy to purchase an amount of paid-up insurance prior to the youngest Insured’s Attained Insurance Age120.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•When the Paid-Up Insurance option is elected, you will forfeit all rights to make future premium payments and all riders will terminate.• The paid-up insurance policy’s death benefit amount, minus its Cash Surrender Value, cannot be greater than your current policy’s death benefit, minus its Policy Value (both as of the date of the paid-up insurance policy’s purchase).
Name of Benefit [Text Block]	Paid Up Insurance Option
RVS Survivorship VUL NY | Automated Transfers
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automated Transfers
Purpose of Benefit [Text Block]	Automated transfer arrangements allow you to set up periodic transfers at a set interval (i.e. monthly, quarterly, etc.) from one investment option to one or more investment option(s) under the policy.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only one automated transfer arrangement can be in effect at any time.• Only one account can be used as the source of funds in the automatic transfer arrangement.• If the Fixed Account is the source of funds, you cannot set up an automated transfer amount that would deplete the Fixed Account in less than 12 months.• If the value of the source of funds account is less than the requested automated transfer amount, that occurrence of the automated transfer will not process.• The minimum automatic transfer amount is $50.• You must allow seven days for us to change any automated transfer arrangement instructions that are currently in place.• If you made a transfer from the Fixed Account to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary.
Name of Benefit [Text Block]	Automated Transfers
RVS Survivorship VUL NY | Automated Dollar-Cost Averaging (DCA)
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automated Dollar-Cost Averaging (DCA)
Purpose of Benefit [Text Block]	A DCA arrangement is an automated transfer arrangement designed to help you benefit from fluctuations in Accumulation Unit values caused by fluctuations in the market values of the underlying Funds. Under a DCA arrangement, since you invest the same amount each period, you automatically acquire more units when market values fall, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for DCA.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only one automated transfer arrangement can be in effect at any time.• Only one account can be used as the source of funds in the automatic transfer arrangement.• If the Fixed Account is the source of funds, you cannot set up an automated transfer amount that would deplete the Fixed Account in less than 12 months.• If the value of the source of funds account is less than the requested automated transfer amount, that occurrence of the automated transfer will not process.• The minimum automatic transfer amount is $50.• You must allow seven days for us to change any automated transfer arrangement instructions that are currently in place.• If you made a transfer from the Fixed Account to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary.
Name of Benefit [Text Block]	Automated Dollar-Cost Averaging (DCA)
RVS Survivorship VUL NY | Special Dollar Cost Averaging SDCA
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Special Dollar-Cost Averaging (SDCA)
Purpose of Benefit [Text Block]	An SDCA arrangement is an automated transfer arrangement designed to help you benefit from fluctuations in Accumulation Unit values caused by fluctuations in the market values of the underlying Funds. Under an SDCA arrangement, Net Premiums and/or Policy Value is allocated to the SDCA portion of the Fixed Account. These amounts are then subsequently transferred, on a monthly basis and over a 12-month period, to accounts according to the premium allocation currently in effect at the time of each transfer. The potential effect of this option is that it may allow you to lower your average cost per unit. There is no charge for SDCA.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The Fixed Account is the source of funds.• The minimum SDCA transfer amount is $50.• If an SDCA transfer amount is allocated to one or more Subaccounts, you may not make a transfer from those Subaccounts back to the Fixed Account until the next Policy Anniversary.
Name of Benefit [Text Block]	Special Dollar-Cost Averaging (SDCA)
RVS Survivorship VUL NY | Asset Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing
Purpose of Benefit [Text Block]	The asset rebalancing feature automatically transfers Policy Value between Subaccounts at set intervals (i.e. monthly, quarterly, etc.) to correspond to your chosen allocation percentages among Subaccounts.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The Policy Value reallocated must be at least $2,000 at the time the asset rebalancing is set up.• Asset rebalancing does not apply to Policy Value in the Fixed Accounts.• Asset rebalancing must occur quarterly, semiannually or annually.• You must allow 30 days for us to change any asset rebalancing instructions that currently are in place.
Name of Benefit [Text Block]	Asset Rebalancing
RVS Survivorship VUL NY | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the youngest Insured’s Attained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Specified Amount; or •a percentage of the Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.
RVS Survivorship VUL NY | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest Insured’s Attained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: •the Policy Value plus the Specified Amount; or •a percentage of Policy Value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to Policy Value for your policy to qualify as life insurance.
RVS Survivorship VUL NY | Option 3 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 3 (return of premium, subject to a limit): Under the Option 3 death benefit, if death is prior to or on the youngest Insured’s Attained Insurance Age 120, the death benefit amount is the greater of the following as determined on the Death Benefit Valuation Date: 1.the lesser of: •the Specified Amount plus premiums paid, less Partial Surrenders and any Partial Surrender fees; or •the Death Benefit Option 3 Limit shown under Policy Data; or 2.a percentage of the Policy Value. The percentage is designed to ensure the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to the Policy Value for your policy to qualify as life insurance.